Property and equipment (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Aircraft and engines
Property and equipment
Net selling expense	R$ 75.4	R$ 51.9
Non-cash impact of sale and leaseback related to outstanding debt transferred to buyer at time of sale	325.1
Gain (loss) on sale of aircraft and engines		70.7
Financial statement impact of reclassification of leases		R$ 449.8
Aircraft under finance lease
Property and equipment
Loss associated with sale and leaseback transactions	R$ 4.2
Lease term (in years)	120 months